Long-term debt, current and non-current, details 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 97,521
Long-term Debt, Maturities, Repayments of Principal in Year Two	36,132
Long-term Debt, Maturities, Repayments of Principal in Year Three	138,744
Long-term Debt, Maturities, Repayments of Principal in Year Four	78,717
Long-term Debt, Maturities, Repayments of Principal in Year Five	152,254
Long-term Debt, Maturities, Repayments of Principal after Year Five	31,482
Total debt outstanding	$ 534,850	$ 604,793